Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Common Class A [Member]
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares issued	49,277,974	7,707,676
Ordinary shares, shares outstanding	49,277,974	7,707,676
Common Class B [Member]
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares issued	285,715	285,715
Ordinary shares, shares outstanding	285,715	285,715